Gains or losses on financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Gains or losses on financial assets and liabilities
Schedule of detail, by origin, of gains/losses on financial assets and liability
The detail, by origin, of Gains/losses on financial assets and liabilities:

EUR million
	2020	2019	2018
Gains or losses on financial assets and liabilities not measured at fair value through profit or loss, net	1,107	1,136	604
Financial assets at amortized cost	(31)	308	39
Other financial assets and liabilities	1,138	828	565
Of which debt instruments	1,179	804	563
Gains or losses on financial assets and liabilities held for trading, net*	3,211	1,349	1,515
Gains or losses on non-trading financial assets and liabilities mandatory at fair value through profit or loss	82	292	331
Gains or losses on financial assets and liabilities measured at fair value through profit or loss, net*	(171)	(286)	(57)
Gains or losses from hedge accounting, net	51	(28)	83
	4,280	2,463	2,476
*    Includes the net result obtained by transactions with debt securities, equity instruments, derivatives and short positions included in this portfolio when the Group jointly manages its risk in these instruments.

Schedule of exchange differences, net	As explained in note 44, the above breakdown should be analysed in conjunction with the 'Exchange differences, net':

EUR million
	2020	2019	2018
Exchange differences, net	(2,093)	(932)	(679)

Schedule of detail of asset balances measured at fair value through profit or loss
The detail of the amount of the asset balances is as follows:

EUR million
	2020	2019	2018
Loans and receivables:	46,589	59,624	56,323
Central banks	9,481	6,473	9,226
Credit institutions	12,139	21,649	23,099
Customers	24,969	31,502	23,998
Debt instruments	41,573	36,402	36,609
Equity instruments	12,849	15,787	12,198
Derivatives	67,137	63,397	55,939
	168,148	175,210	161,069

Schedule of detail of liability balances measured at fair value through profit or loss
The detail of the amount of the liability balances is as follows:

EUR million
	2020	2019	2018
Deposits	43,598	57,111	65,304
Central banks	2,490	12,854	14,816
Credit institutions	6,765	9,340	10,891
Customer	34,343	34,917	39,597
Marketable debt securities	4,440	3,758	2,305
Short positions	16,698	14,123	15,002
Derivatives	64,469	63,016	55,341
Other financial liabilities	—	126	449
	129,205	138,134	138,401